Loans Payable (Details) - Schedule of Loans Payable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Short-term loan, Net	$ 1,610,051	$ 2,084,827
Less current portion	(1,381,760)	(1,611,069)
Long-term loans payable	228,291	473,758
Hire purchases - Motor Vehicle [Member]
Debt Instrument [Line Items]
Short-term loan, Gross	262,961	286,329
Term loan I [Member]
Debt Instrument [Line Items]
Short-term loan, Gross	480,461	594,070
Term loan II [Member]
Debt Instrument [Line Items]
Short-term loan, Gross	704,400	1,028,645
Short-term loan [Member]
Debt Instrument [Line Items]
Short-term loan, Gross	$ 162,229	$ 175,783